Commitments and Contingencies - Schedule of Lease Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 1,042
2025	916
2026	944
2027	724
Total lease payments	3,626
Less imputed interest	(630)
Total lease liabilities	2,996
Less current portion of lease liability	759	$ 745
Lease liability, net of current portion	$ 2,237